American Century Investments®
Quarterly Portfolio Holdings
Inflation-Adjusted Bond Fund
December 31, 2020

Inflation-Adjusted Bond - Schedule of Investments
DECEMBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 85.3%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	70,565,603	82,474,979
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	117,830,367	140,136,332
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	77,886,814	96,860,493
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	67,786,282	83,176,016
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	50,284,338	69,158,951
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	33,504,092	44,029,012
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29	36,190,744	52,166,920
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	3,080,469	4,695,266
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	22,611,281	35,049,148
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	24,670,920	38,722,983
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	86,508,172	110,214,206
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	55,242,862	68,931,132
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	76,662,264	110,504,068
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	56,280,130	72,656,762
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	5,329,568	7,276,304
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	24,323,107	32,739,043
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/48	14,412,489	20,087,573
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/49	6,104,848	8,606,873
U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	36,388,108	43,431,042
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	156,740,638	159,552,676
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22	44,163,488	45,092,870
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	191,312,192	198,754,824
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/23	33,333,714	35,102,915
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23(1)	83,353,954	88,310,515
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	113,989,185	122,358,913
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	1,032,370	1,106,805
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	46,274,832	49,556,969
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	13,700,340	14,692,700
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	95,661,086	103,247,431
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	25,956,515	27,930,609
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	66,338,139	72,879,154
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	165,190,343	184,438,177
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	23,571,408	25,930,000
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	12,665,090	14,137,691
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	532,200	598,963
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	88,615,102	100,516,582
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	27,902,563	32,464,237
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	60,839,030	71,528,512
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	132,734,160	150,325,568
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30	47,564,470	53,087,349
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	83,273,460	93,458,379
TOTAL U.S. TREASURY SECURITIES (Cost $2,440,653,225)		2,765,988,942
CORPORATE BONDS — 4.3%
Aerospace and Defense — 0.2%
Boeing Co. (The), 5.81%, 5/1/50	1,130,000	1,561,073
Raytheon Technologies Corp., 4.125%, 11/16/28	3,500,000	4,173,503
		5,734,576
Automobiles — 0.1%
General Motors Financial Co., Inc., 2.75%, 6/20/25	3,380,000	3,616,518

Banks — 1.4%
Banco Santander SA, 2.75%, 5/28/25	4,125,000	4,407,235
Bank of America Corp., MTN, VRN, 1.32%, 6/19/26	4,610,000	4,711,428
Bank of America Corp., MTN, VRN, 2.50%, 2/13/31	9,019,000	9,581,397
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	5,360,000	5,593,022
Citigroup, Inc., VRN, 2.57%, 6/3/31	2,950,000	3,145,169
DNB Bank ASA, VRN, 1.13%, 9/16/26(2)	2,970,000	3,004,241
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28	3,870,000	4,111,131
Natwest Group plc, VRN, 2.36%, 5/22/24	954,000	993,191
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28	8,265,000	8,803,320
Wells Fargo & Co., VRN, 2.19%, 4/30/26	1,405,000	1,480,541
		45,830,675
Capital Markets — 0.5%
Credit Suisse Group AG, VRN, 2.19%, 6/5/26(2)	6,645,000	6,950,282
Goldman Sachs Group, Inc. (The), 2.60%, 2/7/30	8,473,000	9,124,062
		16,074,344
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 2.75%, 6/1/31	3,200,000	3,421,607
AT&T, Inc., 3.55%, 9/15/55(2)	508,000	506,302
AT&T, Inc., 3.80%, 12/1/57(2)	7,047,000	7,348,330
Verizon Communications, Inc., 4.40%, 11/1/34	3,853,000	4,809,961
Verizon Communications, Inc., 2.65%, 11/20/40	4,496,000	4,547,176
		20,633,376
Electric Utilities — 0.2%
Duke Energy Florida LLC, 1.75%, 6/15/30	2,940,000	3,008,281
Xcel Energy, Inc., 3.40%, 6/1/30	3,720,000	4,280,225
		7,288,506
Equity Real Estate Investment Trusts (REITs) — 0.2%
Equinix, Inc., 5.375%, 5/15/27	2,710,000	2,954,771
Welltower, Inc., 2.75%, 1/15/31	2,720,000	2,904,295
		5,859,066
Insurance — 0.1%
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(2)	1,659,000	1,807,940
Media — 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	3,000,000	3,585,521
Comcast Corp., 3.20%, 7/15/36	355,000	403,854
Comcast Corp., 3.75%, 4/1/40	900,000	1,084,418
ViacomCBS, Inc., 4.375%, 3/15/43	3,720,000	4,394,945
		9,468,738
Oil, Gas and Consumable Fuels — 0.2%
Chevron Corp., 2.00%, 5/11/27	1,880,000	1,994,657
Equinor ASA, 1.75%, 1/22/26	1,890,000	1,985,898
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	1,950,000	2,188,336
		6,168,891
Pharmaceuticals — 0.1%
Viatris, Inc., 2.70%, 6/22/30(2)	2,465,000	2,616,389
Viatris, Inc., 4.00%, 6/22/50(2)	1,018,000	1,166,365
		3,782,754
Software — 0.2%
Oracle Corp., 4.00%, 7/15/46	5,100,000	6,260,321
Wireless Telecommunication Services — 0.2%
Millicom International Cellular SA, 5.125%, 1/15/28(2)	3,300,000	3,519,450
T-Mobile USA, Inc., 2.55%, 2/15/31(2)	2,920,000	3,069,854
		6,589,304
TOTAL CORPORATE BONDS (Cost $133,903,513)		139,115,009

ASSET-BACKED SECURITIES — 2.8%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	2,152,554	2,203,557
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(2)	9,600,000	9,497,986
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(2)	7,814,199	7,959,829
Mosaic Solar Loan Trust, Series 2020-1A, Class A SEQ, 2.10%, 4/20/46(2)	3,660,246	3,747,132
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(2)	785,417	787,171
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(2)	12,328,858	12,627,202
Progress Residential Trust, Series 2020-SFR1, Class B, 2.03%, 4/17/37(2)	7,347,000	7,462,388
Towd Point Mortgage Trust, Series 2017-2, Class A2, VRN, 3.25%, 4/25/57(2)	14,695,000	15,720,294
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(2)	5,600,000	6,043,520
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(2)	3,050,000	3,173,576
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(2)	5,076,347	5,396,726
Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.83%, 11/17/39(2)	10,800,000	10,771,679
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(2)	4,062,077	4,153,682
TOTAL ASSET-BACKED SECURITIES (Cost $87,549,278)		89,544,742
COLLATERALIZED LOAN OBLIGATIONS — 2.1%
Anchorage Capital CLO 16 Ltd., Series 2020-16A, Class B, VRN, 2.40%, (3-month LIBOR plus 2.20%), 10/20/31(2)	6,200,000	6,259,030
Elmwood CLO IV Ltd., Series 2020-1A, Class B, VRN, 1.94%, (3-month LIBOR plus 1.70%), 4/15/33(2)	9,500,000	9,568,455
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 2.29%, (3-month LIBOR plus 2.05%), 4/15/33(2)	5,000,000	4,997,739
Goldentree Loan Management US CLO 6 Ltd., Series 2019-6A, Class B1, VRN, 2.12%, (3-month LIBOR plus 1.90%), 1/20/33(2)	5,750,000	5,802,181
Kayne CLO 9 Ltd., Series 2020-9A, Class C, VRN, 2.84%, (3-month LIBOR plus 2.60%), 1/15/34(2)	5,900,000	5,949,096
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 2.09%, (3-month LIBOR plus 1.85%), 1/15/33(2)	6,850,000	6,930,964
OHA Credit Funding 7 Ltd., Series 2020-7A, Class B, VRN, 1.92%, (3-month LIBOR plus 1.70%), 10/19/32(2)	6,150,000	6,197,126
Rockford Tower CLO Ltd., Series 2020-1A, Class B, VRN, 2.05%, (3-month LIBOR plus 1.80%), 1/20/32(2)	10,000,000	10,059,938
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 1.29%, (3-month LIBOR plus 1.07%), 10/20/28(2)	5,250,000	5,253,921
VOYA CLO, Series 2017-2A, Class A2A, VRN, 1.95%, (3-month LIBOR plus 1.71%), 6/7/30(2)	6,250,000	6,249,979
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $66,669,554)		67,268,429
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4%
Private Sponsor Collateralized Mortgage Obligations — 1.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	225,021	234,176
Angel Oak Mortgage Trust I LLC, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(2)	3,713,947	3,690,573
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3 SEQ, 3.19%, 7/25/49(2)	4,175,039	4,295,452
Cendant Mort Capital LLC, Series 2003-6, Class A3, 5.25%, 7/25/33	1,014,372	1,027,305
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1, VRN, 2.72%, 7/25/49(2)	4,768,035	4,863,608
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2 SEQ, 2.30%, 4/25/65(2)	9,150,000	9,210,696
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	3,948,785	4,029,895
Credit Suisse Mortgage Trust, Series 2020-NQM1, Class A1, 1.21%, 5/25/65(2)	2,670,102	2,682,947
Homeward Opportunities Fund I Trust, Series 2019-3, Class A3 SEQ, VRN, 3.03%, 11/25/59(2)	6,588,464	6,627,094
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.18%, 11/21/34	37,127	38,028
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	458,825	478,312
		37,178,086
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 2014-DN1, Class M2, VRN, 2.35%, (1-month LIBOR plus 2.20%), 2/25/24	483,083	483,213
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.40%, (1-month LIBOR plus 3.25%), 5/25/25	3,825,438	3,908,638
FNMA, Series 2014-C02, Class 1M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	1,719,250	1,681,055
FNMA, Series 2014-C02, Class 2M2, VRN, 2.75%, (1-month LIBOR plus 2.60%), 5/25/24	711,319	707,721
FNMA, Series 2014-C04, Class 2M2, VRN, 5.15%, (1-month LIBOR plus 5.00%), 11/25/24	1,738,943	1,788,283
		8,568,910
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $45,523,158)		45,746,996

SOVEREIGN GOVERNMENTS AND AGENCIES — 1.2%
Canada — 1.2%
Canadian Government Real Return Bond, 4.25%, 12/1/26	CAD	6,263,880	6,512,831
Canadian Government Real Return Bond, 4.00%, 12/1/31	CAD	25,886,344	31,171,803
			37,684,634
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $37,208,362)			37,684,634
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
Grace Trust, Series 2020-GRCE, Class A SEQ, 2.35%, 12/10/40(2) (Cost $5,045,978)		$4,900,000	5,197,479
TEMPORARY CASH INVESTMENTS — 3.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.75%, 11/30/23 - 11/15/43, valued at $45,030,037), in a joint trading account at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $44,111,803)			44,111,509
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 9/15/23 - 10/15/23, valued at $56,252,051), at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $55,149,368)			55,149,000
State Street Institutional U.S. Government Money Market Fund, Premier Class		1,043,962	1,043,962
TOTAL TEMPORARY CASH INVESTMENTS (Cost $100,304,471)			100,304,471
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $2,916,857,539)			3,250,850,702
OTHER ASSETS AND LIABILITIES — (0.3)%			(8,411,050)
TOTAL NET ASSETS — 100.0%			$3,242,439,652

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	21,442,459	CAD	27,659,828	Morgan Stanley	3/17/21	$(291,695)
USD	6,469,215	CAD	8,293,324	Morgan Stanley	3/17/21	(47,397)
USD	4,681,567	CAD	5,997,562	Morgan Stanley	3/17/21	(31,114)
USD	4,698,040	CAD	5,996,296	Morgan Stanley	3/17/21	(13,646)
						$(383,852)

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.62%	10/17/24	$27,000,000	$(545)	$414,961	$414,416
CPURNSA	Receive	1.45%	3/5/25	$39,000,000	(616)	909,091	908,475
CPURNSA	Receive	1.08%	6/4/25	$4,000,000	464	204,136	204,600
CPURNSA	Receive	1.85%	8/26/25	$14,000,000	544	280,708	281,252
CPURNSA	Receive	1.86%	6/20/29	$25,000,000	(656)	570,049	569,393
CPURNSA	Receive	1.98%	8/1/29	$32,000,000	(725)	286,094	285,369
CPURNSA	Receive	1.79%	10/16/29	$17,500,000	(627)	564,174	563,547
CPURNSA	Receive	1.80%	10/21/29	$24,500,000	(673)	779,758	779,085
CPURNSA	Receive	1.88%	11/21/29	$22,000,000	(655)	522,125	521,470
CPURNSA	Receive	1.87%	11/25/29	$4,000,000	(483)	100,353	99,870
CPURNSA	Receive	1.29%	5/19/30	$4,500,000	514	410,690	411,204
CPURNSA	Receive	1.47%	6/5/30	$10,000,000	573	773,705	774,278
CPURNSA	Receive	1.92%	8/26/30	$25,000,000	743	944,676	945,419
CPURNSA	Receive	2.14%	12/16/30	$7,000,000	573	45,493	46,066
					$(1,569)	$6,806,013	$6,804,444

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.67%	4/1/22	$4,500,000	$(649,087)
Bank of America N.A.	CPURNSA	Receive	2.53%	8/19/24	$11,000,000	(1,121,302)
Barclays Bank plc	CPURNSA	Receive	2.59%	7/23/24	$16,300,000	(1,778,580)
Barclays Bank plc	CPURNSA	Receive	2.36%	9/29/24	$10,000,000	(802,058)
Barclays Bank plc	CPURNSA	Receive	2.31%	9/30/24	$15,000,000	(1,104,382)
Barclays Bank plc	CPURNSA	Receive	2.90%	12/21/27	$19,200,000	(6,016,981)
Barclays Bank plc	CPURNSA	Receive	2.78%	7/2/44	$15,000,000	(4,964,462)
						$(16,436,852)

*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $30,633,861.
(2)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $227,400,068, which represented 7.0% of total net assets. Of these securities, 2.0% of total net assets were deemed illiquid under policies approved by the Board of Trustees.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	2,765,988,942	—
Corporate Bonds	—	139,115,009	—
Asset-Backed Securities	—	89,544,742	—
Collateralized Loan Obligations	—	67,268,429	—
Collateralized Mortgage Obligations	—	45,746,996	—
Sovereign Governments and Agencies	—	37,684,634	—
Commercial Mortgage-Backed Securities	—	5,197,479	—
Temporary Cash Investments	1,043,962	99,260,509	—
	1,043,962	3,249,806,740	—
Other Financial Instruments
Swap Agreements	—	6,804,444	—

Liabilities
Other Financial Instruments
Swap Agreements	—	16,436,852	—
Forward Foreign Currency Exchange Contracts	—	383,852	—
	—	16,820,704	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.